LOANS AND NOTES PAYABLE Q - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Apr. 23, 2021
Debt Instrument [Line Items]
Interest expense, Short-term Borrowings	$ 4,200,000	$ 2,100,000	$ 7,800,000	$ 4,600,000
Common stock, issued (in shares)						100
Unamortized debt issuance cost	16,200,000		16,200,000		$ 18,500,000
Notes interest expense	14,240,000	7,040,000	28,311,000	14,016,000
Interest expense, long-term debt	$ 5,800,000	$ 3,400,000	$ 11,700,000	$ 6,700,000
Class A Common Stock
Debt Instrument [Line Items]
Common stock, issued (in shares)	170,332,037		170,332,037		170,332,037
Common stock, par value $0.01 per share, 1,000 shares authorized, 100 shares issued and outstanding	$ 170,000		$ 170,000		$ 0
Senior Notes
Debt Instrument [Line Items]
Promissory note	847,500,000		847,500,000		$ 847,500,000
Notes interest expense	14,200,000		28,300,000
2026 Exchangeable Notes | Senior Notes
Debt Instrument [Line Items]
Promissory note	$ 500,000,000		$ 500,000,000
Debt instrument, interest rate, stated percentage	3.00%		3.00%
Debt instrument, unamortized discount	$ 71,000,000		$ 71,000,000
Payments of debt issuance costs			$ 13,400,000
Debt instrument, interest rate, effective percentage	7.00%		7.00%
2026 Exchangeable Notes | Senior Notes | Class A Common Stock
Debt Instrument [Line Items]
Common stock, issued (in shares)	7,498.221		7,498.221
Common stock, par value $0.01 per share, 1,000 shares authorized, 100 shares issued and outstanding	$ 250,000		$ 250,000
2029 Exchangeable Notes | Senior Notes
Debt Instrument [Line Items]
Promissory note	$ 402,500,000		$ 402,500,000
Debt instrument, interest rate, stated percentage	2.50%		2.50%
Debt instrument, unamortized discount	$ 94,000,000		$ 94,000,000
Payments of debt issuance costs			$ 13,600,000
Debt instrument, interest rate, effective percentage	9.20%		9.20%
2029 Exchangeable Notes | Senior Notes | Class A Common Stock
Debt Instrument [Line Items]
Common stock, issued (in shares)	10,497.5856		10,497.5856
Common stock, par value $0.01 per share, 1,000 shares authorized, 100 shares issued and outstanding	$ 250,000		$ 250,000